Prepayments, Deposits and Other Assets, Net (Tables)	12 Months Ended
Jun. 30, 2018
Prepayments, Deposits and Other Assets, Net [Abstract]
Schedule of prepayments, deposits and other assets
	As of June 30,
	2018	2017
Deferred contract costs	$466,117	$263,065
Advances and deposits to suppliers	178,224	231,731
Prepaid expenses	29,484	179,384
Note receivable	114,979	21,813
Advances to employees	567,934	47,783
Less: allowance for doubtful accounts	(6,149)	(41,602)
	1,350,589	702,174)
Less: Long term portion	(119,372)	(123,783)
Prepayments, deposits and other assets – current portion	$1,231,217	$578,391

Schedule of allowance for doubtful accounts
	As of June 30,
	2018	2017
Balance at the beginning of the year	$41,602	$18,390
Provision (reversal) for doubtful accounts	(37,117)	23,473
Foreign currency translation adjustment	1,664	(261)
Balance at end of year	$6,149	$41,602